Stock-Based Compensation (Tables)	9 Months Ended
Sep. 30, 2013
Stock-Based Compensation Expense included in Consolidated Statements of Operations

Stock-based compensation expense was included in the consolidated statements of operations as follows:

	Year Ended December 31,			Nine Months Ended September 30,
	2010	2011	2012	2012	2013
	(in thousands)
				(unaudited)
Cost of revenues	$18	$22	$107	$66	$291
Sales and marketing	256	565	1,394	933	3,506
Research and development	262	628	2,115	1,445	3,785
General and administrative	102	233	1,180	809	1,951

Total stock compensation	$638	$1,448	$4,796	$3,253	$9,533

Summary of Option Activity

A summary of the option activity under our stock option plan during the year ended December 31, 2012 and the nine months ended September 30, 2013 is presented below:

	Options Outstanding
	Shares	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value
			(in thousands)
Balances at December 31, 2011	9,005,112	$1.63

Options granted	7,619,040	8.21
Options exercised	(1,082,288)	0.56
Options canceled	(13,671)	2.65
Options forfeited	(129,972)	6.28

Balances at December 31, 2012	15,398,221	$4.92	$114,243

Options granted (unaudited)	1,341,550	23.18
Options exercised (unaudited)	(1,135,956)	1.47
Options canceled (unaudited)	(7,578)	6.81
Options forfeited (unaudited)	(261,897)	8.51

Balances at September 30, 2013 (unaudited)	15,334,340	$6.71	$989,592

Vested and expected to vest at December 31, 2012	14,456,664	$4.70	$110,395

Exercisable at December 31, 2012	7,131,804	$1.61	$76,532

Vested and expected to vest at September 30, 2013 (unaudited)	14,341,565	$6.43	$929,520

Exercisable at September 30, 2013 (unaudited)	7,938,908	$2.96	$542,102

Summary of RSU Activity

The following provides a summary of our RSU activity during the nine months ended September 30, 2013 (unaudited):

	Number of Shares Underlying Outstanding RSUs	Weighted-Average Grant-Date Fair Value per RSU	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2012 (unaudited)	—	$—
RSUs granted (unaudited)	133,350	60.15
RSUs vested (unaudited)	—	—
RSUs forfeited (unaudited)	(1,000)	53.82

Outstanding at September 30, 2013 (unaudited)	132,350	$60.20	$9,429

Expected to vest at September 30, 2013 (unaudited)	113,661		$8,097

Equity Based Awards (Including Stock Options and RSUs) Available for Issuance

Equity-based awards (including stock options and RSUs) are available for issuance as follows:

Shares Available for Grant
Balances at December 31, 2011	140,039

Additional shares authorized	14,243,282
Awards granted	(7,619,040)
Awards canceled	13,671
Awards forfeited	129,972

Balances at December 31, 2012	6,907,924

Awards granted (unaudited)	(1,474,900)
Awards canceled (unaudited)	7,578
Awards forfeited (unaudited)	262,897

Balances at September 30, 2013 (unaudited)	5,703,499

Fair Value Of Options Estimated Using Black-Scholes Option Pricing Model

Black-Scholes option-valuation model. For the years ended December 31, 2010, 2011 and 2012 and the nine months ended September 30, 2012 and 2013, the fair value of options was estimated using the Black-Scholes option pricing model with the following assumptions:

	Year Ended December 31,			Nine Months Ended September 30,
	2010	2011	2012	2012	2013
				(unaudited)
Risk-free interest rates	1.79%	1.55%	0.69%	0.74%	1.11%
Expected term	5 years	5 years	5 years	5 years	5 years
Expected dividends	None	None	None	None	None
Expected volatility	50.3%	52.1%	49.0%	49.2%	46.8%